Cover	Oct. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2023
Entity File Number	000-56220
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Tax Identification Number	84-3986354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2030 Powers Ferry Road SE
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(404)
Local Phone Number	816-8240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false